Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net loss	$ (20,267,365)	$ (21,036,690)	$ (15,669,093)
Other comprehensive (loss) - net of income taxes Items that may in the future be reclassified to profit (loss):
Exchange differences on translating foreign operations	59,223	(606,364)	(70,705)
Comprehensive loss	$ (20,208,142)	$ (21,643,054)	$ (15,739,798)